Long-term debt - Maturity Analysis (Details)		12 Months Ended	40 Months Ended
	Apr. 26, 2022	Dec. 31, 2022	Apr. 30, 2025
Disclosure of Long-term Debt [Line Items]
Redemption price Percentage of senior unsecured notes	99.241%
Senior unsecured notes 2030 [Member]
Disclosure of Long-term Debt [Line Items]
Redemption price Percentage of senior unsecured notes			106.875%
2022 | Senior unsecured notes 2025 [Member]
Disclosure of Long-term Debt [Line Items]
Redemption price Percentage of senior unsecured notes		101.406%
2023 and thereafter | Senior unsecured notes 2025 [Member]
Disclosure of Long-term Debt [Line Items]
Redemption price Percentage of senior unsecured notes		100.00%
2025 | Senior unsecured notes 2030 [Member]
Disclosure of Long-term Debt [Line Items]
Redemption price Percentage of senior unsecured notes		103.438%
2026 | Senior unsecured notes 2030 [Member]
Disclosure of Long-term Debt [Line Items]
Redemption price Percentage of senior unsecured notes		102.292%
2027 | Senior unsecured notes 2030 [Member]
Disclosure of Long-term Debt [Line Items]
Redemption price Percentage of senior unsecured notes		101.146%
Year 2028 and thereafter | Senior unsecured notes 2030 [Member]
Disclosure of Long-term Debt [Line Items]
Redemption price Percentage of senior unsecured notes		100.00%